UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  September 30, 2011

 Check here if Amendment [  ]; Amendment Number: 1
 This Amendment  (Check only one.):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wisconsin Capital Management, LLC
Address:  1221 John Q. Hammons Drive
          Madison, WI  53717

13F File Number:  28-04396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Connie M. Redman
Title:     Chief Compliance Officer
Phone:     608-824-8800
Signature, Place, and Date of Signing:

/s/ Connie M. Redman        Madison, WI          November 10, 2011
Report Type (check only one.):

[ X]     13F HOLDINGS REPORT.

[  ]     13F NOTICE.

[  ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        ----------
Form 13F Information Table Entry Total:         74
                                        ----------
Form 13F Information Table Value Total:    242,053
                                        ----------
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number               Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF MONTREAL               ADR              063671101      267     4783 SH       SOLE                     4783
BP PLC ADR                     ADR              055622104     4971   137825 SH       SOLE                   133125              4700
NATIONAL GRID PLC SPON ADR NEW ADR              636274300     1087    21911 SH       SOLE                    20186              1725
TEVA PHARMACEUTCL INDS ADR     ADR              881624209     4369   117380 SH       SOLE                   113980              3400
VODAFONE GROUP PLC NEW SPONS A ADR              92857W209     8206   319806 SH       SOLE                   310156              9650
3M CO COM                      COM              88579Y101     5028    70044 SH       SOLE                    67294              2750
ABBOTT LABS                    COM              002824100     8629   168740 SH       SOLE                   163640              5100
AIR PRODS & CHEMS INC COM      COM              009158106     5176    67780 SH       SOLE                    65380              2400
ALLIANCE ONE INTL INC COM      COM              018772103      166    67950 SH       SOLE                    67950
ALLIANT ENERGY CORP            COM              018802108      309     7996 SH       SOLE                     7996
ALTRIA GROUP INC COM           COM              02209S103      207     7730 SH       SOLE                     7730
ANCHOR BANCORP WIS INC COM     COM              032839102       12    23936 SH       SOLE                    23936
APPLE INC                      COM              037833100     9897    25954 SH       SOLE                    24979               975
ARMANINO FOOD DISTINCT COM NO  COM              042166801       29    36000 SH       SOLE                    36000
ATP OIL & GAS CORP COM         COM              00208J108     2758   357660 SH       SOLE                   344160             13500
BERKSHIRE HATHAWAY INC CL B NE COM              084670702      501     7050 SH       SOLE                     7050
CAREFUSION CORP COM            COM              14170T101     2958   123501 SH       SOLE                   118401              5100
CDEX INC CL A                  COM              12507E102        0    12000 SH       SOLE                    12000
CHEVRON CORP NEW COM           COM              166764100     7817    84422 SH       SOLE                    81872              2550
CHURCH & DWIGHT INC COM        COM              171340102      265     6000 SH       SOLE                     6000
CISCO SYSTEMS INC              COM              17275R102     1651   106510 SH       SOLE                   102510              4000
CITIGROUP INC COM NEW          COM              172967424     3533   137926 SH       SOLE                   134276              3650
COCA-COLA CO                   COM              191216100     4191    62032 SH       SOLE                    60282              1750
CONOCOPHILLIPS COM             COM              20825C104     6444   101776 SH       SOLE                    98726              3050
CSX CORP COM                   COM              126408103     3551   190174 SH       SOLE                   182674              7500
CVS CAREMARK CORP              COM              126650100     7494   223116 SH       SOLE                   216116              7000
DISCOVER FINL SVCS COM         COM              254709108     7176   312825 SH       SOLE                   304325              8500
DU PONT E I DE NEMOURS CO      COM              263534109     2568    64250 SH       SOLE                    60850              3400
DUKE ENERGY CORP               COM              26441C105      834    41700 SH       SOLE                    39900              1800
DYNASIL CORP AMER COM          COM              268102100      301   113465 SH       SOLE                   113465
EMERSON ELEC CO                COM              291011104     6526   157980 SH       SOLE                   153530              4450
EXXON MOBIL CORPORATION        COM              30231G102     6490    89357 SH       SOLE                    86207              3150
FORD MOTOR COMPANY             COM              345370860     3807   393650 SH       SOLE                   379950             13700
GENERAL ELEC CO                COM              369604103     7782   511324 SH       SOLE                   495094             16230
GENERAL MTRS CO COM            COM              37045V100     3036   150470 SH       SOLE                   145670              4800
GLOBAL GEOPHYSICAL SVC COM     COM              37946S107     2201   276183 SH       SOLE                   268183              8000
GOOGLE INC CL A                COM              38259P508     5029     9765 SH       SOLE                     9480               285
I B M                          COM              459200101      279     1595 SH       SOLE                     1595
INTERPUBLIC GROUP COS INC      COM              460690100      119    16550 SH       SOLE                    16550
ION GEOPHYSICAL CORP COM       COM              462044108     3515   743050 SH       SOLE                   719950             23100
JOHNSON & JOHNSON              COM              478160104     7561   118719 SH       SOLE                   114869              3850
JOHNSON CONTROLS               COM              478366107     5302   201070 SH       SOLE                   194830              6240
KOHLS CORP                     COM              500255104     5596   113970 SH       SOLE                   110320              3650
MCDONALDS  CORP                COM              580135101     5119    58285 SH       SOLE                    56435              1850
MERCK & CO INC NEW COM         COM              58933Y105     2563    78388 SH       SOLE                    76388              2000
MICROCHIP TECHNOLOGY INC       COM              595017104     5837   187610 SH       SOLE                   181610              6000
MICROSOFT CORP                 COM              594918104     2301    92439 SH       SOLE                    92069               370
NATIONAL PRESTO INDS COM       COM              637215104      412     4735 SH       SOLE                     4535               200
ORACLE CORP                    COM              68389X105     2352    81825 SH       SOLE                    78125              3700
PEPSICO INC                    COM              713448108     8198   132432 SH       SOLE                   128432              4000
PHILIP MORRIS INTL INC COM     COM              718172109      561     8989 SH       SOLE                     8989
PINNACLE WEST CAP CORP COM     COM              723484101      315     7325 SH       SOLE                     6925               400
PROCTER & GAMBLE COMPANY       COM              742718109     5587    88431 SH       SOLE                    85881              2550
QUAD / GRAPHICS INC COM CL A   COM              747301109     1088    60200 SH       SOLE                    58000              2200
QUALCOMM INC                   COM              747525103     5141   105710 SH       SOLE                   102510              3200
RTI INTL METALS INC COM        COM              74973W107     3202   137310 SH       SOLE                   132835              4475
UNITED PARCEL SERVICE - CL B   COM              911312106     4167    65980 SH       SOLE                    63630              2350
UNIVERSAL CORP VA COM          COM              913456109     2952    82325 SH       SOLE                    79775              2550
VERIZON COMMUNICATIONS         COM              92343V104     1089    29600 SH       SOLE                    28600              1000
VISA INC COM CL A              COM              92826C839     5084    59304 SH       SOLE                    57454              1850
VISTEON CORP COM NEW           COM              92839U206     3635    84545 SH       SOLE                    82595              1950
WALGREEN COMPANY               COM              931422109     1459    44350 SH       SOLE                    44350
GREENLIGHT CAP RE LTD CLASS A  FGN              G4095J109     1507    72655 SH       SOLE                    70455              2200
TRANSCANADA CORP COM           FGN              89353D107     3576    88325 SH       SOLE                    85325              3000
TRANSOCEAN LTD REG SHS         FGN              H8817H100     4678    97990 SH       SOLE                    94790              3200
FORTRESS INVT GRP LLC CL A     LPD              34958B106      603   200200 SH       SOLE                   183200             17000
ANNALY MTG MGMT INC COM        COM              035710409      389    23405 SH       SOLE                    22605               800
ATP OIL & GAS CORP PFD CV-B 8% PFD              00208J801     1835    30850 SH       SOLE                    30850
BANK ONE CAPITAL VI PFD SECS 7 PFD              06423W204      215     8300 SH       SOLE                     8300
GOLDMAN SACHS GROUP IN SHS D 1 PFD              38144G804     4826   265450 SH       SOLE                   257450              8000
MORGAN STANLEY CAP TR GTD CAP  PFD              61753R200      451    20695 SH       SOLE                    20695
NASDAQ OMX GROUP INC           CONV             631103AA6     4418  4310000 PRN      SOLE                  4160000            150000
QUALCOMM INC   CLL OPT 30.0000 CALL             5HU99W585      693      350 SH  CALL SOLE                      350
BLACKROCK MUNIYLD INVS COM     COM              09254T100      162 11680.088SH       SOLE                11680.088